SHARE-BASED COMPENSATION - Fair value assumptions (Details) - Share options - $ / shares	Apr. 18, 2022	Mar. 01, 2021	Dec. 23, 2020
SHARE-BASED COMPENSATION
Risk-free interest rate	2.85%	0.87%	0.51%
Expected volatility range	34.79%	36.75%	36.59%
Exercise multiple	$ 2.8	$ 2.8	$ 2.8